Label	Element	Value
Class A (NERAX), Class C (NERCX), Institutional Class (NERIX) | Neuberger Berman Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Neuberger Berman Income Funds®
Neuberger Berman Emerging Markets Debt Fund
Supplement to the Summary Prospectus and Prospectus each dated February 28, 2019, as amended and supplemented

Neuberger Berman Income Funds®
Supplement to the Statement of Additional Information dated February 28, 2019, as amended and supplemented

Effective immediately, the following changes apply to Neuberger Berman Emerging Markets Debt Fund’s Summary Prospectus and Prospectus and the Neuberger Berman Income Funds’ (“Income Funds”) Statement of Additional Information.

(a) The following is added to the “Principal Investment Risks” section of the Emerging Markets Debt Fund’s Summary Prospectus and Prospectus:

Risks of Investments in China through Bond Connect Programs. There are significant risks inherent in investing through China’s Bond Connect Programs (“Bond Connect”), which allow non-Chinese investors to purchase certain fixed-income investments available from China’s interbank bond market.  The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S.  Bond Connect uses the trading infrastructure of both Hong Kong and China.  If either one or both markets involved are closed on a day the Fund is open, the Fund may not be able to add to or exit a position on such a day, which could adversely affect the Fund’s performance.  Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time, and if such an event occurs, the Fund could sell, but could no longer purchase, such securities through Bond Connect.  Investing through Bond Connect also includes the risk that the Fund may have a limited ability to enforce rights as a bondholder as well as the risks of settlement delays and counterparty default related to the sub-custodian. Securities purchased through Bond Connect generally may not be sold, purchased, or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Further regulations, restrictions, interpretation or guidance, such as limitations on redemptions and availability of securities, may adversely impact Bond Connect.  There can be no assurance that Bond Connect will not be restricted, suspended, or abolished.

The date of this supplement is June 27, 2019.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com